UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	JennisonDryden Portfolios

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2008

Date of reporting period:	05/31/2008

Item 1.	Schedule of Investments

Jennison Value Fund

Schedule of Investments

as of May 31, 2008 (Unaudited)

Shares		Description	Value
LONG-TERM INVESTMENTS 96.8%
COMMON STOCKS 96.1%

Beverages 0.5%
	238,848	Dr. Pepper Snapple Group, Inc.(a)(b)	$6,014,193

Capital Markets 3.6%
	356,262	Bank of New York Mellon Corp. (The)	15,864,347
	117,700	KKR Private Equity Investors LLP	1,530,100
	536,200	KKR Private Equity Investors LLP – RDU, Private Placement, 144A (cost $13,370,899; purchased 5/3/06- 5/5/06)(f)(g)	6,970,600
	192,400	Merrill Lynch & Co., Inc.(b)	8,450,208
	520,100	TD Ameritrade Holding Corp.(a)	9,419,011

			42,234,266

Chemicals 0.9%
	222,700	E.I. du Pont de Nemours & Co.	10,669,557

Commercial Banks 1.3%
	305,400	SunTrust Banks, Inc.	15,944,934

Commercial Services & Supplies 2.1%
	637,660	Waste Management, Inc.	24,186,444

Communications Equipment 1.5%
	374,300	QUALCOMM, Inc.	18,168,522

Computers & Peripherals 2.3%
	497,900	NetApp, Inc.(a)	12,138,802
	697,200	Seagate Technology	14,934,024

			27,072,826

Consumer Finance 2.2%
	1,147,600	SLM Corp.(a)(b)	26,016,092

Diversified Consumer Services 4.3%
	929,700	Career Education Corp.(a)(b)	17,004,213
	1,443,700	H&R Block, Inc.	33,695,958

			50,700,171

Diversified Financial Services 1.7%
	909,200	Citigroup, Inc.	19,902,388

Electric Utilities 1.3%
	130,500	Entergy Corp.(b)	15,760,485

Energy Equipment & Services 1.1%
	270,300	Halliburton Co.	13,131,174

Food & Staples Retailing 5.9%
378,500	CVS Caremark Corp.	16,196,015
1,142,600	Kroger Co. (The)(b)	31,581,464
370,500	Wal-Mart Stores, Inc.(b)	21,392,670

		69,170,149

Food Products 3.6%
318,464	Cadbury PLC, ADR (United Kingdom)	17,098,332
1,078,600	ConAgra Foods, Inc.	25,433,388

		42,531,720

Healthcare Providers & Services 4.5%
285,700	Cardinal Health, Inc.	16,153,478
895,000	Omnicare, Inc.(b)	21,909,600
263,800	WellPoint, Inc.(a)	14,725,316

		52,788,394

Household Products 1.6%
301,000	Kimberly-Clark Corp.	19,203,800

Independent Power Producers & Energy Traders 1.8%
506,300	NRG Energy, Inc.(a)(b)	21,057,017

Insurance 4.6%
461,700	American International Group, Inc.(b)	16,621,200
332,000	Axis Capital Holdings Ltd.	11,636,600
401,100	Genworth Financial Inc. (Class A)	8,864,310
345,500	Loews Corp.(b)	17,126,435

		54,248,545

Internet & Catalog Retail 2.1%
1,094,700	IAC/InterActiveCorp.(a)(b)	24,685,485

Media 6.5%
1,658,000	Comcast Corp. (Class A)(b)	37,304,999
673,412	Liberty Global, Inc. (Series C)(a)(b)	22,747,857
1,549,200	XM Satellite Radio Holdings, Inc. (Class A)(a)(b)	16,467,996

		76,520,852

Multi-Utilities 2.0%
406,100	Sempra Energy	23,476,641

Office Electronics 1.8%
1,525,900	Xerox Corp.	20,721,722

Oil, Gas & Consumable Fuels 16.3%
225,100	Devon Energy Corp.	26,098,094
212,700	Murphy Oil Corp.(b)	19,706,655
595,600	Nexen, Inc.	22,912,732
344,100	Occidental Petroleum Corp.	31,633,113

278,800	Petroleo Brasileiro SA, ADR (Brazil)(b)	19,655,400
330,600	Suncor Energy, Inc.	22,596,510
765,000	Talisman Energy, Inc.	17,793,900
236,629	Trident Resources Corp., Private (Canada) (cost $9,942,621; purchased 3/11/05-1/5/06)(a)(f)(g)	2,381,532
309,900	Williams Cos., Inc. (The)	11,788,596
282,900	XTO Energy, Inc.(b)	17,998,098

		192,564,630

Paper & Forest Products 1.3%
2,291,800	Domtar Corp.(a)	15,744,666

Pharmaceuticals 6.7%
252,700	Abbott Laboratories	14,239,645
1,306,600	Mylan, Inc.(b)	17,443,110
1,211,300	Schering-Plough Corp.	24,710,520
500,600	Wyeth	22,261,682

		78,654,957

Semiconductors & Semiconductor Equipment 2.5%
1,291,400	Marvell Technology Group Ltd. (a)(b)	22,418,704
2,359,600	Spansion, Inc. (Class A)(a)(b)	7,432,740

		29,851,444

Software 5.3%
816,800	CA, Inc.	21,677,872
443,100	Microsoft Corp.	12,548,592
1,325,100	Symantec Corp.(a)	28,794,423

		63,020,887

Thrifts & Mortgage Finance 2.8%
636,525	Fannie Mae (b)	17,198,906
926,340	People’s United Financial, Inc.	15,312,400

		32,511,306

Tobacco 0.3%
181,440	Altria Group, Inc.	4,038,854

Wireless Telecommunication Services 3.7%
557,400	NII Holdings, Inc.(a)	27,981,480
1,102,325	Sprint Nextel Corp.(b)	10,317,762
1,508,900	Virgin Mobile USA, Inc.(a)(b)	5,401,862

		43,701,104

	TOTAL COMMON STOCKS (cost $1,023,402,355)	1,134,293,225

Principal

Amount (000)

CORPORATE BONDS 0.7%

Oil, Gas & Consumable Fuels
8,060	CAD	Trident Resources Corp., Note, Private, (Canada), PIK, 9.89%, 08/12/12 (cost $7,683,891; purchased 8/20/07)(f)(g)	7,757,178

Units
WARRANT
Oil, Gas & Consumable Fuels
730,398		Trident Resources Corp., Private, (Canada) expiring 1/01/15 (cost $0; purchased 8/20/07)(a)(f)(g)	74

		TOTAL LONG-TERM INVESTMENTS (cost $1,031,086,246)	1,142,050,477

Shares
SHORT-TERM INVESTMENT 27.6%
AFFILIATED MONEY MARKET MUTUAL FUND
325,739,841		Dryden Core Investment Fund-Taxable Money Market Series (cost $325,739,841; includes $297,662,535 of cash collateral received for securities on loan)(c)(d)	325,739,841

		TOTAL INVESTMENTS(e) 124.4% (cost $1,356,826,087)(h)	1,467,790,318

		Liabilities in excess of other assets (24.4%)	(288,213,206)

		NET ASSETS 100.0%	$1,179,577,112

The following abbreviations are used in portfolio descriptions:

144A — Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR — American Depositary Receipt

CAD — Canadian Dollar

PIK — Payment-in-Kind

RDU — Restricted Depositary Unit

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $287,440,926; cash collateral of $297,662,535 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	As of May 31, 2008, four securities valued at $17,109,384 and representing 1.5% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(f)	Indicates an illiquid security.
(g)	Indicates a security restricted to resale. The aggregate cost of such securities is $30,997,411. The aggregate value of $17,109,384 is approximately 1.5% of net assets.

(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,374,871,366	$203,141,066	$(110,222,114)	$92,918,952

The difference between the book basis and tax basis of investments is primarily attributable to deferred losses on wash sales.

Dryden US Equity Active Extension Fund

Schedule of Investments

as of May 31, 2008 (Unaudited)

Shares	Description	Value

LONG-TERM INVESTMENTS 125.3%
COMMON STOCKS
Aerospace/Defense 3.5%
3,800	Boeing Co.	$314,526
3,000	Lockheed Martin Corp.	328,320
3,800	Northrop Grumman Corp.	286,748
400	Precision Castparts Corp.	48,320
4,700	Raytheon Co.	300,142
900	Rockwell Collins, Inc.	55,233

		1,333,289

Air Freight & Logistics 1.0%
4,200	C.H. Robinson Worldwide, Inc.	270,900
1,700	United Parcel Service, Inc. (Class B)	120,734

		391,634

Auto Components 0.6%
4,900	Cooper Tire & Rubber Co.	53,802
4,600	Johnson Controls, Inc.	156,676

		210,478

Automobiles 0.4%
6,000	Thor Industries, Inc.	161,760

Beverages 2.0%
3,400	Anheuser-Busch Cos., Inc.	195,364
2,300	Coca-Cola Co. (The)	131,698
6,000	Pepsi Bottling Group, Inc.	194,520
3,600	PepsiCo, Inc.	245,880

		767,462

Biotechnology 1.3%
7,500	Amgen, Inc.(a)	330,225
1,100	Gilead Sciences, Inc.(a)	60,852
1,800	Martek Biosciences Corp.(a)	67,968
600	OSI Pharmaceuticals, Inc.(a)	21,180

		480,225

Capital Markets 1.9%
1,800	Charles Schwab Corp. (The)	39,924
2,100	Goldman Sachs Group, Inc. (The)	370,461
2,100	Investment Technology Group, Inc.(a)	88,410
1,700	MCG Capital Corp.	9,741
4,500	Morgan Stanley	199,035

		707,571

Chemicals 3.6%
7,900	Dow Chemical Co. (The)	319,160
4,900	E.I. Du Pont de Nemours & Co.	234,759
2,300	Eastman Chemical Co.	176,203
1,100	Lubrizol Corp.	61,710
900	Monsanto Co.	114,660
1,100	Mosaic Co. (The)(a)	137,852
11,500	Olin Corp.	258,750
1,400	Terra Industries, Inc.	61,082

		1,364,176

Commercial Banks 3.2%
5,300	BB&T Corp.	166,791
2,100	Colonial BancGroup, Inc. (The)	12,873
10,000	Fifth Third Bancorp.	187,000
4,200	Huntington Bancshares, Inc.	37,422
12,100	Regions Financial Corp.	215,622
12,500	Wachovia Corp.	297,500
3,600	Wells Fargo & Co.	99,252
4,500	Zions Bancorporation	193,905

		1,210,365

Commercial Services & Supplies 1.4%
2,500	Avery Dennison Corp.	128,950
3,800	Corporate Executive Board Co. (The)	171,646
1,500	Manpower, Inc.	94,500
3,400	Navigant Consulting, Inc.(a)	68,510
4,000	Steelcase, Inc. (Class A)	50,400

		514,006

Communications Equipment 2.9%
2,800	Anaren, Inc.(a)	36,428
2,600	Avocent Corp.(a)	51,298
12,800	Brocade Communications Systems, Inc.(a)	103,168
4,200	Ciena Corp.(a)	128,352
6,900	Cisco Systems, Inc.(a)	184,368
1,100	Corning, Inc.	30,074
3,700	Juniper Networks, Inc.(a)	101,824
9,800	QUALCOMM, Inc.	475,692

		1,111,204

Computers & Peripherals 5.2%
700	Apple, Inc.(a)	132,125
6,500	Hewlett-Packard Co.	305,890
4,200	International Business Machines Corp.	543,606
9,800	Network Appliance, Inc.(a)	238,924
16,000	QLogic Corp.(a)	252,640
10,800	Seagate Technology	231,336
10,000	Sun Microsystems, Inc.(a)	129,500
3,000	Western Digital Corp.(a)	112,590

		1,946,611

Construction & Engineering 0.9%
1,600	Fluor Corp.	298,480
3,700	MasTec, Inc.(a)	43,623

		342,103

Consumer Finance 0.8%
5,700	Capital One Financial Corp.	274,284
500	SLM Corp.(a)	11,335

		285,619

Containers & Packaging 0.4%
2,300	Greif, Inc. (Class A)	154,192

Diversified Consumer Services 0.2%
1,700	Apollo Group, Inc. (Class A)(a)	81,243

Diversified Financial Services 3.1%
5,800	Bank of America Corp.	197,258
24,000	Citigroup, Inc.	525,360
3,400	JPMorgan Chase & Co.	146,200
8,200	MSCI, Inc.(a)	291,510

		1,160,328

Diversified Telecommunication Services 3.2%
14,500	AT&T, Inc.	578,550
5,700	CenturyTel, Inc.	201,837
4,000	Verizon Communications, Inc.	153,880
19,600	Windstream Corp.	261,464

		1,195,731

Electric Utilities 2.6%
5,800	American Electric Power Co., Inc.	245,514
400	DPL, Inc.	11,368
800	Duke Energy Corp.	14,784
4,900	Edison International	260,827
200	ITC Holdings Corp.	10,914
5,700	Pepco Holdings, Inc.	154,128
4,900	PPL Corp.	251,419
900	Progress Energy, Inc.	38,484

		987,438

Electrical Equipment 1.7%
1,200	Acuity Brands, Inc.	63,900
100	Energy Conversion Devices, Inc.(a)	6,348
900	First Solar, Inc.(a)	240,786
4,300	Hubbell, Inc. (Class B)	201,111
2,200	Rockwell Automation, Inc.	128,810

		640,955

Electronic Equipment & Instruments 1.2%
12,600	Ingram Micro, Inc. (Class A)(a)	228,438
11,100	Jabil Circuit, Inc.	141,192
3,400	Multi-Fineline Electronix, Inc.(a)	68,170

		437,800

Energy Equipment & Services 3.9%
3,800	FMC Technologies, Inc.(a)	273,030
3,400	Halliburton Co.	165,172
1,500	Helmerich & Payne, Inc.	93,975
8,300	Patterson-UTI Energy, Inc.	261,284
800	Schlumberger Ltd.	80,904
1,100	Tidewater, Inc.	75,163
3,900	Unit Corp.(a)	299,091
5,000	Weatherford International Ltd.(a)	228,150

		1,476,769

Food & Staples Retailing 2.1%
1,900	CVS Caremark Corp.	81,301
10,200	Kroger Co. (The)	281,928
2,100	Safeway, Inc.	66,927
6,300	Wal-Mart Stores, Inc.	363,762

		793,918

Food Products 1.0%
800	Bunge Ltd.	95,496
18,500	Del Monte Foods Co.	161,135
10,200	Sara Lee Corp.	140,556

		397,187

Healthcare Equipment & Supplies 3.6%
2,600	Analogic Corp.	174,252
1,600	Angiodynamics, Inc.(a)	24,784
5,100	Baxter International, Inc.	311,610
1,300	Edwards Lifesciences Corp.(a)	75,023
4,600	Idexx Laboratories, Inc.(a)	232,300
600	Intuitive Surgical, Inc.(a)	176,154
5,800	Medtronic, Inc.	293,886
2,700	Merit Medical Systems, Inc.(a)	42,984
1,100	STERIS Corp.	33,275

		1,364,268

Healthcare Providers & Services 2.8%
900	Aetna, Inc.	42,444
2,600	Cardinal Health, Inc.	147,004
3,800	Express Scripts, Inc.(a)	274,018
2,200	Psychiatric Solutions, Inc.(a)	80,234
7,900	UnitedHealth Group, Inc.	270,259
3,200	WellCare Health Plans, Inc.(a)	176,576
1,200	Well Point, Inc.(a)	66,984

		1,057,519

Hotels, Restaurants & Leisure 1.7%
3,000	Boyd Gaming Corp.	47,850
10,200	Brinker International, Inc.	223,686
8,500	Jack in the Box, Inc.(a)	208,845
2,400	McDonald’s Corp.	142,368
1,700	Wyndham Worldwide Corp.	37,196

		659,945

Household Durables 0.6%
1,300	Kimball International, Inc. (Class B)	13,715
4,500	Stanley Works (The)	218,610

		232,325

Household Products 2.6%
4,300	Kimberly-Clark Corp.	274,340
10,900	Procter & Gamble Co.	719,945

		994,285

Independent Power Producers & Energy Traders
800	AES Corp. (The)(a)	15,584

Industrial Conglomerates 3.7%
1,100	3M Co.	85,316
700	Carlisle Cos, Inc.	23,401
32,300	General Electric Co.	992,256
6,800	Tyco International Ltd.	307,292

		1,408,265

Insurance 5.7%
4,500	Allied World Assurance Co. Holdings Ltd.	205,200
7,900	American Financial Group, Inc.	235,578
2,800	American International Group, Inc.	100,800
3,400	Arch Capital Group Ltd.(a)	239,224
5,100	Axis Capital Holdings Ltd.	178,755
3,300	Endurance Specialty Holdings Ltd.	111,078
2,500	Everest Re Group Ltd.	219,300
600	Hartford Financial Services Group, Inc.	42,642
3,800	Montpelier Re Holdings Ltd.	63,726
3,000	PartnerRe Ltd.	221,070
800	Platinum Underwriters Holdings Ltd.	28,376
2,600	SeaBright Insurance Holdings, Inc.(a)	39,832
5,300	Travelers Cos., Inc. (The)	263,993
4,300	W.R. Berkley Corp.	116,487
2,300	XL Capital Ltd. (Class A)	80,293

		2,146,354

Internet & Catalog Retail 0.5%
8,700	IAC/InterActiveCorp.(a)	196,185

Internet Software & Services 1.7%
7,000	CMGI, Inc.(a)	104,860
11,000	Earthlink Inc.(a)	105,600
10,300	eBay, Inc.(a)	309,103
200	Google, Inc. (Class A)(a)	117,160

		636,723

IT Services 2.5%
7,300	Accenture Ltd. (Class A)	297,986
600	Affiliated Computer Services, Inc. (Class A)(a)	32,520
100	Alliance Data Systems Corp.(a)	6,004
5,700	Automatic Data Processing, Inc.	245,385
3,600	Cognizant Technology Solutions Corp.(a)	127,008
200	Integral Systems, Inc.	7,918
800	Mastercard, Inc. (Class A)	246,920

		963,741

Leisure Equipment & Products 0.4%
6,200	Jakks Pacific, Inc.(a)	146,320

Life Sciences, Tools & Services 1.2%
7,200	Applera Corp. - Applied Biosystems Group	250,272
600	Covance, Inc.(a)	49,188
1,900	Dionex Corp.(a)	138,548

		438,008

Machinery 3.1%
400	AGCO Corp.(a)	24,172
200	Caterpillar, Inc.	16,528
1,500	Columbus McKinnon Corp.(a)	42,765
4,800	Crane Co.	219,120
4,200	Cummins, Inc.	295,764
300	Eaton Corp.	29,004
600	Illinois Tool Works, Inc.	32,220
5,500	Ingersoll-Rand Co. (Class A)	242,220
1,000	Manitowoc Co., Inc. (The)	38,900
2,500	Parker Hannifin Corp.	211,675

		1,152,368

Media 3.4%
4,900	CBS Corp. (Class B)	105,742
16,600	Comcast Corp. (Class A)	373,500
11,500	DIRECTV Group, Inc. (The)(a)	323,150
1,700	Gannett Co., Inc.	48,977
300	Liberty Media Corp. - Entertainment (Series A)(a)	8,100
20,400	Time Warner, Inc.	323,952
3,000	Walt Disney Co. (The)	100,800

		1,284,221

Metals & Mining 0.8%
6,600	Alcoa, Inc.	267,894
200	Freeport-McMoRan Copper & Gold, Inc.	23,142

		291,036

Multi-line Retail 0.2%
2,500	Macy’s, Inc.	59,175

Multi-Utilities 0.5%
3,400	CMS Energy Corp.	53,006
200	Dominion Resources, Inc.	9,260
6,400	NiSource, Inc.	115,776

		178,042

Office Electronics 0.6%
16,200	Xerox Corp.	219,996
200	Zebra Technologies Corp. (Class A)(a)	7,520

		227,516

Oil, Gas & Consumable Fuels 13.9%
2,600	Bill Barrett Corp.(a)	139,958
4,900	Chesapeake Energy Corp.	268,373
7,700	Chevron Corp.	763,455
6,800	ConocoPhillips	633,080
2,600	Devon Energy Corp.	301,444
15,700	Exxon Mobil Corp.	1,393,532
200	Hess Corp.	24,562
4,500	Holly Corp.	191,025
600	Marathon Oil Corp.	30,834
3,800	Occidental Petroleum Corp.	349,334
4,900	SandRidge Energy, Inc.(a)	269,500
7,100	Southwestern Energy Co.(a)	314,814
3,400	Sunoco, Inc.	151,198
1,800	W&T Offshore ,Inc.	100,368
7,700	Williams Cos., Inc.	292,908

		5,224,385

Paper & Forest Products 0.2%
3,400	International Paper Co.	92,548

Personal Products 0.4%
6,400	Bare Escentuals, Inc.(a)	128,384
400	Nu Skin Enterprises, Inc. (Class A)	6,856

		135,240

Pharmaceuticals 6.3%
2,700	Abbott Laboratories	152,145
12,100	Bristol-Myers Squibb Co.	275,759
5,800	Eli Lilly & Co.	279,212
3,400	Forest Laboratories, Inc.(a)	122,094
4,500	Johnson & Johnson	300,330
12,000	King Pharmaceuticals, Inc.(a)	123,120
8,700	Merck & Co., Inc.	338,952
27,500	Pfizer, Inc.	532,400
1,200	Sepracor, Inc.(a)	25,932
12,200	Warner Chilcott Ltd. (Class A)(a)	212,036
200	Wyeth	8,894

		2,370,874

Real Estate Investment Trust 3.0%
12,800	Brandywine Realty Trust	240,256
9,400	CBL & Associates Properties, Inc.	247,314
2,500	Cedar Shopping Centers, Inc.	30,500
3,600	Hospitality Properties Trust	111,600
4,700	iStar Financial, Inc.	89,864
6,500	Parkway Properties, Inc.	247,130
5,200	Weingarten Realty Investors	179,400

		1,146,064

Road & Rail 1.1%
2,300	CSX Corp.	158,838
3,800	Norfolk Southern Corp.	256,044

		414,882

Semiconductors & Semiconductor Equipment 3.3%
4,700	Amkor Technology, Inc.(a)	50,102
3,600	Broadcom Corp. (Class A)(a)	103,284
1,300	Cabot Microelectronics Corp.(a)	48,230
20,000	Intel Corp.	463,600
1,700	LSI Corp.(a)	12,359
3,800	NVIDIA Corp.(a)	93,860
500	Pericom Semiconductor Corp.(a)	9,370
2,900	Silicon Laboratories, Inc.(a)	106,865
900	Skyworks Solutions, Inc.(a)	9,297
8,900	Texas Instruments, Inc.	289,072
2,100	Xilinx, Inc.	57,120

		1,243,159

Software 6.4%
2,600	Activision, Inc.(a)	87,750
6,800	Adobe Systems, Inc.(a)	299,608
100	Ansys, Inc.(a)	4,730
1,200	BMC Software, Inc.(a)	48,120
15,400	Compuware Corp.(a)	156,926
3,900	Factset Research Systems, Inc.	252,369
28,200	Microsoft Corp.	798,624
12,500	Oracle Corp.(a)	285,500
16,000	Symantec Corp.(a)	347,680
5,000	Synopsys, Inc.(a)	131,750

		2,413,057

Specialty Retail 2.1%
11,300	American Eagle Outfitters, Inc.	205,886
2,900	Best Buy Co., Inc.	135,401
6,600	Cache, Inc.(a)	83,754
200	GameStop Corp. (Class A)(a)	9,920
700	J Crew Group, Inc.(a)	26,089
3,200	PetSmart, Inc.	75,008
4,000	Rent-A-Center, Inc.(a)	83,920
1,600	TJX Cos., Inc.	51,296
5,300	Tween Brands, Inc.(a)	105,258
200	Urban Outfitters, Inc.(a)	6,438

		782,970

Textiles, Apparel & Luxury Goods 1.8%
1,300	Coach, Inc.(a)	47,190
800	Deckers Outdoor Corp.(a)	109,376
3,800	Hanesbrands, Inc.(a)	125,400
8,500	Jones Apparel Group, Inc.	142,970
5,700	Warnaco Group, Inc. (The)(a)	274,683

		699,619

Thrifts & Mortgage Finance 0.7%
15,100	Hudson City Bancorp, Inc.	268,780

Tobacco 1.3%
4,800	Altria Group, Inc.	106,848
2,900	Philip Morris International, Inc.(a)	152,714
3,900	Reynolds American, Inc.	214,188

		473,750

Trading Companies & Distributors 0.5%
3,000	United Rental, Inc.(a)	61,770
2,800	WESCO International, Inc.(a)	124,068

		185,838

Wireless Telecommunication Services 0.6%
3,700	Leap Wireless International, Inc.(a)	212,602

	Total long-term investments (cost $46,079,589)	47,267,712

SHORT-TERM INVESTMENTS 2.6%

Affiliated Mutual Fund 2.5%
922,763	Dryden Core Investment Fund - Taxable Money Market Series (cost $922,763)(b)	922,763

Principal Amount
U.S. Government Treasury Security 0.1%
$50,000	United States Treasury Bill, 1.03%, 6/19/2008(c)(d) (cost $49,975)	49,955

	Total short-term investments (cost $972,738)	972,718

	Total Investments, Before Securities Sold Short 127.9% (cost $47,052,327)	48,240,430

Shares

SECURITIES SOLD SHORT (28.0)%
COMMON STOCKS
Air Freight & Logistics (0.6)%
4,300	Expeditors International of Washington, Inc.	(202,444)
600	UTi Worldwide, Inc.	(14,256)

		(216,700)

Airlines (0.5)%
14,500	AMR Corp.(a)	(104,255)
14,000	Delta Airlines, Inc.(a)	(86,100)

		(190,355)

Biotechnology (0.6)%
5,700	Amylin Pharmaceuticals, Inc.(a)	(181,089)
700	ImClone Systems, Inc.(a)	(30,506)

		(211,595)

Capital Markets (0.1)%
1,500	Lazard Ltd. (Class A)	(57,135)

Chemicals (0.3)%
3,100	Sensient Technologies Corp.	(97,495)

Commercial Banks (0.7)%
5,100	Bancorpsouth, Inc.	(120,717)
1,500	Commerce Bancshares, Inc.	(65,880)
1,100	FirstMerit Corp.	(22,231)
4,200	Valley National Bancorp	(73,962)

		(282,790)

Communications Equipment (1.7)%
5,200	CommScope, Inc.(a)	(285,220)
7,500	F5 Networks, Inc.(a)	(225,375)
8,900	Foundry Networks, Inc.(a)	(121,040)

		(631,635)

Computers & Peripherals (0.1)%
1,100	SanDisk Corp.(a)	(31,141)

Construction & Engineering (1.2)%
6,500	Quanta Services, Inc.(a)	(208,260)
5,200	URS Corp.(a)	(248,612)

		(456,872)

Diversified Consumer Services (0.5)%
7,600	Sotheby’s	(203,832)

Electric Utilities
100	Allegheny Energy, Inc.	(5,475)

Electrical Equipment (0.8)%
3,200	General Cable Corp.(a)	(226,560)
1,900	Thomas & Betts Corp.(a)	(80,693)

		(307,253)

Electronic Equipment & Instruments (0.5)%
4,300	Amphenol Corp. (Class A)	(200,509)

Energy Equipment & Services (0.6)%
800	Exterran Holdings, Inc.(a)	(58,816)
400	National Oilwell Varco, Inc.(a)	(33,328)
800	Transocean, Inc.	(120,152)

		(212,296)

Food Products (0.1)%
1,118	Tootsie Roll Industries, Inc.	(28,654)

Healthcare Equipment & Supplies (0.5)%
4,400	Resmed, Inc.(a)	(173,316)

Healthcare Providers & Services (1.2)%
2,100	Community Health Systems, Inc.(a)	(75,663)
3,100	Henry Schein, Inc.(a)	(172,732)
8,100	Lincare Holdings, Inc.(a)	(211,086)

		(459,481)

Hotels, Restaurants & Leisure (1.1)%
900	MGM Mirage(a)	(44,289)
3,800	Orient-Express Hotels Ltd. (Class A)	(178,752)
6,400	Scientific Games Corp. (Class A)(a)	(206,912)

		(429,953)

Household Durables (0.7)%
2,600	Pulte Homes, Inc.	(31,798)
10,400	Toll Brothers, lnc.(a)	(219,128)

		(250,926)

Independent Power Producers & Energy Traders (0.5)%
18,700	Dynegy, Inc. (Class A)(a)	(176,154)

Insurance (1.1)%
2,600	AON Corp.	(122,694)
5,900	First American Corp.	(198,063)
200	White Mountains Insurance Group Ltd.	(95,400)

		(416,157)

Internet Software & Services (0.6)%
5,500	VeriSign, Inc.(a)	(220,220)

IT Services (0.5)%
3,000	Fidelity National Information Services, Inc.	(120,840)
2,500	NeuStar, Inc. (Class A)(a)	(58,475)

		(179,315)

Life Sciences, Tools & Services (0.5)%
2,400	Invitrogen Corp.(a)	(110,304)
900	Millipore Corp.(a)	(65,385)
500	Pharmaceutical Product Development, Inc.	(22,105)

		(197,794)

Machinery (0.6)%
6,300	Kennametal, Inc.	(243,495)

Media (1.0)%
6,200	Clear Channel Outdoor Holdings, Inc. (Class A)(a)	(127,534)
7,500	CTC Media, Inc.(a)	(207,600)
1,800	News Corp. (Class A)	(32,310)

		(367,444)

Metals & Mining (0.1)%
1,900	Titanium Metals Corp.	(33,060)

Multi-line Retail (0.3)%
2,300	Target Corp.	(122,728)

Oil, Gas & Consumable Fuels (2.6)%
1,100	Cabot Oil & Gas Corp.	(66,275)
3,900	Foundation Coal Holdings, Inc.	(260,247)
1,300	Overseas Shipholding Group, Inc.	(102,778)
2,500	Peabody Energy Corp.	(184,800)
2,400	Plains Exploration & Production Co.(a)	(171,552)
2,700	Range Resources Corp.	(177,552)

		(963,204)

Pharmaceuticals (0.2)%
3,800	Par Pharmaceutical Cos., Inc.(a)	(69,312)
1,000	Schering-Plough Corp.	(20,400)

		(89,712)

Real Estate Investment Trust (2.1)%
800	Alexandria Real Estate Equities, Inc.	(83,440)
1,700	Essex Property Trust, Inc.	(203,099)
1,300	HCP, Inc.	(44,538)
1,200	Nationwide Health Properties, Inc.	(40,956)
2,800	Plum Creek Timber Co., Inc.	(130,620)
1,500	Rayonier, Inc.	(71,190)
4,700	Ventas, Inc.	(224,002)

		(797,845)

Road & Rail (0.2)%
1,400	Landstar System, Inc.	(78,008)

Semiconductors & Semiconductor Equipment (2.0)%
3,100	Applied Materials, Inc.	(61,411)
9,300	Cypress Semiconductor Corp.(a)	(259,284)
28,900	Micron Technology, Inc.(a)	(233,223)
8,100	Novellus Systems, Inc.(a)	(193,509)

		(747,427)

Software (1.6)%
4,000	Electronic Arts, Inc.(a)	(200,800)
6,000	Macrovision Solutions Corp.(a)	(81,180)
9,400	Red Hat, Inc.(a)	(228,984)
9,700	Wind River Systems, Inc.(a)	(104,954)

		(615,918)

Specialty Retail (0.5)%
6,600	O’Reilly Automotive, Inc.(a)	(172,590)

Textiles, Apparel & Luxury Goods (0.2)%
2,100	Phillips-Van Heusen Corp.	(95,403)

Trading Companies & Distributors (0.3)%
8,500	Aircastle Ltd.	(109,055)

Wireless Telecommunication Services (1.3)%
11,300	MetroPCS Communications, Inc.(a)	(240,012)
4,300	Nii Holdings, Inc.(a)	(215,860)
3,400	Sprint Nextel Corp.	(31,824)

		(487,696)

	Total securities sold short (proceeds $10,047,449)	(10,560,638)

	Total Investments, Net of Securities Sold Short 99.9% (cost $37,004,878)(e)	37,679,792
	Other assets in excess of liabilities(f) 0.1%	40,540

	Net Assets 100.0%	$37,720,332

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(c)	Percentage quoted represent yield-to-maturity as of purchase date.
(d)	Security segregated as collateral for future contracts.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2008 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$37,213,791	$3,372,632	$(2,906,631)	$466,001

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

(f)	Other assets in excess of liabilities include net unrealized appreciation on financial futures contracts as follows:

Open futures contracts outstanding at May 31, 2008:

Number of Contracts	Type	Expiration Date	Value at May 31, 2008	Value at Trade Date	Unrealized Appreciation
	Long Position:
13	Russell 1000 Mini Futures	Jun. 08	$999,310	$980,045	$19,265

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices—Long	$48,190,475	$19,265
Level 1—Quoted Prices—Short	(10,560,638)	—
Level 2—Other Significant Observable Inputs	49,955	—
Level 3—Significant Unobservable Inputs	—	—

Total	$37,679,792	$19,265

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of May 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of Investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager in consultation with an Adviser to be over-the-counter, are valued by a independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager in consultation with an Adviser to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in foreign currency are translated into U.S. dollars at the current rates of exchange,

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Jennison Value Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Portfolios invest in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  JennisonDryden Portfolios

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs Secretary of the Fund

Date  July 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
Judy A. Rice President and Principal Executive Officer

Date July 24, 2008

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date July 24, 2008

*	Print the name and title of each signing officer under his or her signature.